UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Real Estate Securities Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 01/31/2019

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock Real Estate Securities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.8%

Health Care — 10.6%
CareTrust REIT, Inc.	43,635	$576,418
HCP, Inc.	25,024	584,561
Healthcare Trust of America, Inc., Class A	20,525	512,920
Sabra Health Care REIT, Inc.	29,567	541,372

		2,215,271
Industrial — 9.6%
Duke Realty Corp.	20,043	543,165
Liberty Property Trust	16,045	671,002
Prologis, Inc.	3,921	254,512
Rexford Industrial Realty, Inc.	17,605	537,833

		2,006,512
Lodging — 7.6%
Host Hotels & Resorts, Inc.	57,848	1,131,507
Sunstone Hotel Investors, Inc.	30,202	471,151

		1,602,658
Office — 14.4%
Alexandria Real Estate Equities, Inc.	7,617	948,850
Boston Properties, Inc.	10,401	1,262,785
Brandywine Realty Trust	10,171	163,855
Highwoods Properties, Inc.	6,969	306,775
JBG SMITH Properties	4,610	169,971
Mack-Cali Realty Corp.	9,236	158,582

		3,010,818
Residential — 19.3%
American Campus Communities, Inc.	5,352	209,317
AvalonBay Communities, Inc.	7,624	1,242,712
Equity Residential	2,764	170,566
Invitation Homes, Inc.	31,748	734,649
Mid-America Apartment Communities, Inc.	6,966	637,110
Sun Communities, Inc.	6,725	631,141
UDR, Inc.	11,607	419,593

		4,045,088
Retail — 17.2%
DDR Corp.	41,657	302,013
Federal Realty Investment Trust	4,496	520,862
Macerich Co.	7,275	419,186
Regency Centers Corp.	10,589	623,163
Simon Property Group, Inc.	11,103	1,735,843

		3,601,067

Security	Shares	Value
Self Storage — 4.8%
Extra Space Storage, Inc.	10,095	$904,411
Public Storage	531	107,145

		1,011,556
Specialty — 6.6%
CyrusOne, Inc.	8,824	472,878
Digital Realty Trust, Inc.	2,964	313,265
Equinix, Inc.	1,126	473,810
GDS Holdings Ltd. - ADR (a)	4,220	123,097

		1,383,050
Triple Net Lease — 9.7%
EPR Properties	12,320	677,846
Spirit Realty Capital, Inc.	77,209	621,533
VEREIT, Inc.	107,305	729,674

		2,029,053

Total Long-Term Investments — 99.8% (Cost: $20,231,114)		20,905,073

Short-Term Securities — 0.1%

Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.57%, (b)(c)	25,335	25,335

Total Short-Term Securities — 0.1% (Cost: $25,335)		25,335

Total Investments — 99.9% (Cost: $20,256,449)		20,930,408
Other Assets Less Liabilities — 0.1%		12,631

Net Assets — 100.0%		$20,943,039

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	During the period ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 01/31/18	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	152,006	(126,671)	25,335	$25,335	$593		$—	$—
SL Liquidity Series, LLC, Money Market Series	321,094	(321,094)	—	—	116	(a)	44	(32)

				$25,335	$709		$44	$(32)

(a)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Real Estate Securities Fund

Portfolio Abbreviation

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 Investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments(a)	$20,905,073	$—	$—	$20,905,073
Short-Term Securities	25,335	—	—	25,335

	$20,930,408	$—	$—	$20,930,408

(a)	See above Schedule of Investments for values in each industry.

During the period ended April 30, 2018, there were no transfers between levels.

2	2018 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 18, 2018